Other income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Other Income

	December 31, 2023	December 31, 2022	December 31, 2021

Non-tenant electricity income	$2,191,789	$-	$-
Insurance recovery	2,447,112	1,153,350	102,943
Inflationary effect on tax recovery	188,750	122,855	43,980
Others	310,507	54,648	3,555

Total	$5,138,158	$1,330,853	$150,478